Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Changes in Shareholders' Equity [Abstract]
Unrealized holding on securities available-for-sale, tax effect	$ 29,401	$ (18,660)